Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Concentrations of Credit/Financial Instruments With Off-Balance Sheet Risk [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 13. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bancorp is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit, which are not reflected in the accompanying financial statements until they are funded or related fees are incurred or received.

The Bancorp’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Bancorp uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments and may require collateral or other credit support for financial instruments with credit risk. These obligations are summarized below as of December 31, 2011 and 2010 (in thousands):

	September 30,	September 30,
	2011	2010

Commitments to extend credit	$33,256	30,164

Standby letters of credit	733	858

Commitments to extend credit are agreements to lend to a customer as long as conditions established in the agreement have been satisfied. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since commitments often expire without being fully drawn, the total commitment amounts do not necessarily represent future cash requirements. The Bancorp continually evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if it is deemed necessary by the Bancorp upon extension of credit, is based on management’s credit evaluation of the counterparty. Standby letters of credit are conditional commitments issued by the Bancorp to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending a loan.

The Bancorp had due from bank balances in excess of the $250,000 federal insurance limit with the following banks as of December 31, 2011 (in thousands):

September 30,
Mississippi National Banker’s Bank	$73